Long-Term Debt - Additional Information - Senior Unsecured Notes (Detail) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 27, 2010	Nov. 30, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Debt Instrument [Line Items]
Repayments of senior debt				$ 84.1
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%	8.50%		8.50%
Debt instrument, principal amount	$ 450.0	$ 200.0
Percentage over par at which notes sold	99.20%	99.01%
Effective interest rate				8.67%
Repayments of senior debt				$ 84.1	$ 57.3
Capitalized cost included in long term debt				13.3
Unamortized balance of the capitalized issuance cost				$ 1.6
Debt instrument, redemption price as percentage of principal amount				100.00%
Discount rate for redemption feature				0.50%
Subsequent Events | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding			8.50%
Repayments of senior debt			$ 10.9